Inventories, Net - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Inventories [Abstract]
Finished goods	¥ 13,542	$ 1,937	¥ 17,737
Work in process	17,689	2,529	33,054
Raw materials	7,935	1,135	7,429
Inventories, net	¥ 39,166	$ 5,601	¥ 58,220